Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2011	$ 311,134	$ 46,249	$ 103,335	$ 291,050	$ (125,593)	$ (3,907)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	38,945			38,945
Other Comprehensive Income (Loss), Net of Tax	2,485					2,485
Acquisition	7,723		276		7,447
Cash dividends declared	(20,725)			(20,725)
Stock-based compensation expense, net	1,083		34		1,049
Exercise of stock options	544		(121)		665
Purchase of treasury shares	(7,915)				(7,915)
Ending balance at Dec. 31, 2012	333,274	46,249	103,524	309,270	(124,347)	(1,422)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	48,215			48,215
Other Comprehensive Income (Loss), Net of Tax	(3,568)					(3,568)
Acquisition	28,508		4,236		24,272
Cash dividends declared	(23,515)			(23,515)
Stock-based compensation expense, net	1,282		(37)		1,319
Exercise of stock options	3,427		(127)		3,554
Ending balance at Dec. 31, 2013	387,623	46,249	107,596	333,970	(95,202)	(4,990)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	52,962			52,962
Other Comprehensive Income (Loss), Net of Tax	831					831
Cash dividends declared	(24,721)			(24,721)
Stock-based compensation expense, net	1,535		64		1,471
Exercise of stock options	580		(290)		870
Purchase of treasury shares	(27,957)				(27,957)
Ending balance at Dec. 31, 2014	$ 390,853	$ 46,249	$ 107,370	$ 362,211	$ (120,818)	$ (4,159)